Business Combinations (Details) - USD ($)					1 Months Ended					12 Months Ended
	Feb. 09, 2022	Jan. 01, 2022	Feb. 04, 2021	Jan. 02, 2021	Jan. 31, 2023	Jun. 22, 2022	Mar. 22, 2022	Jan. 20, 2022	Mar. 25, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Sep. 13, 2022	Jun. 16, 2022	May 04, 2022	Mar. 14, 2022	Jan. 25, 2022	Nov. 01, 2021
Business Combinations (Details) [Line Items]
Cash paid						$ 840,000	$ 1,000,000			$ 2,160,000
Shares issued (in Shares)			1,091		300,000,000	3,780,000	2,142,852
Per share value (in Dollars per share)						$ 0.52	$ 1.22			$ (14.97)	[1]	$ (11.9)	[1]	$ (7.26)	[2]
Equity interest percentage	100.00%					100.00%	100.00%	100.00%										90.00%			100.00%
Share issued (in Shares)										20						243,000				260,000
Per share value (in Dollars per share)			$ 300				$ 48.8
Total revenue		$ 952,358		$ 559,934			$ 661,839			$ 34,477,948		$ 35,153,190		$ 37,648,782
Net loss		3,746,740		$ 72,325		$ 204,127	$ 3,306,084
Profit or loss		3,255,081				$ 1,785,789			$ 484,318
Consideration amount	$ 3,205							$ 1		$ 13,219,105
Consideration percentage			51.00%
Net income									$ 39,787
Shenzhen GFAI [Member]
Business Combinations (Details) [Line Items]
Share issued (in Shares)							53,571												2,142,582
Beijing Wanjia [Member]
Business Combinations (Details) [Line Items]
Shares issued (in Shares)						94,500
Per share value (in Dollars per share)						$ 20.8
Share issued (in Shares)																	3,780,000
Net loss		544,673
Handshake [Member]
Business Combinations (Details) [Line Items]
Shares issued (in Shares)			43,700
Per share value (in Dollars per share)			$ 7.5
Malaysia [Member]
Business Combinations (Details) [Line Items]
Total revenue
Net loss		$ 242,075						242,075
Consideration amount

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.
[2]	Giving retroactive effect to the 2021 and 2023 share consolidation on August 20, 2021 and on January 31, 2023, respectively.